Segment Reporting - Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting
Revenue	$ 630,201	$ 837,999	$ 426,409
Customer A
Segment Reporting
Revenue	177,789	353,104
Customer B
Segment Reporting
Revenue	$ 85,361	$ 84,065	75,606
Customer C
Segment Reporting
Revenue			51,681
Customer D
Segment Reporting
Revenue			$ 47,611